Income Taxes (Details Narrative) (10-K) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 04, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net operating loss carryforward						$ 117,500
Research and development tax credits						1,800
Income tax (benefit) provision			$ (512)	$ 6	$ (512)	$ 512
Research and development expiration dates						Expire in varying amounts between the years 2020 and 2038.
Expire Over Time [Member]
Net operating loss carryforward						$ 98,900
New Jersey [Member]
Net operating loss carryforward	$ 11,600					18,200
Research and development tax credits	72
Income tax (benefit) provision	$ 512
Australia [Member]
Net operating loss carryforward						$ 2,700